Short-term Borrowings - Credit Facilities Description (Details) (USD $) In Thousands, unless otherwise specified	10 Months Ended	15 Months Ended	4 Months Ended	22 Months Ended		1 Months Ended	19 Months Ended	16 Months Ended		12 Months Ended	6 Months Ended
	Apr. 30, 2013 Revolving overdraft credit facility dated 06/29/2012	Jun. 29, 2012 Revolving overdraft credit facility dated 06/29/2012	Apr. 30, 2013 Senior secured revolving credit facility dated 12/20/2012	Dec. 20, 2012 Senior secured revolving credit facility dated 12/20/2012	Mar. 31, 2013 Trade credit facility dated 7/1/2012	Dec. 31, 2012 Revolving credit facility dated 11/16/2012	Nov. 16, 2012 Revolving credit facility dated 11/16/2012	Dec. 31, 2012 Revolving credit facility dated 9/1/2012	Dec. 31, 2012 Revolving credit facility dated 9/1/2012	May 10, 2013 Revolving credit facility dated 5/10/2012	May 15, 2012 Revolving credit facility amendment dated 11/15/2011
Short Term Debt [Line Items]
Maximum borrowing capacity	$ 8,000	$ 10,000	$ 50,000	$ 50,000	$ 220,000	$ 80,000	$ 70,000	$ 70,000	$ 500,000	$ 200,000	$ 20,000
Loan reference interest rate	LIBOR	LIBOR	LIBOR	LIBOR	LIBOR	LIBOR	LIBOR	LIBOR	LIBOR	LIBOR	Cost of funds
Loan interest rate margin	6.0%	5.5%	4.0%	3.50%	2.50%	2.00% for drawdowns and 2.50% on the overdrafts	2.00% for drawdowns and 2.50% on the overdrafts	2.50% for drawdowns and 2.00% on the overdrafts	2.50% for drawdowns and 2.00% on the overdrafts	2.4%	5.0%